Taxes (Details 1)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax rate difference in other jurisdictions	36.80%	(70.70%)	(1.80%)
Effect of tax rate changes on deferred taxes	4.50%	3.60%
Effect of PRC preferential tax rate and tax holidays	(7.80%)	(7.00%)	(11.00%)
R&D credits	(52.40%)	53.40%	(18.30%)
Tax receivable		5.80%
Deferred tax	(0.10%)	(12.80%)
Change in valuation allowances	12.10%	(17.00%)	7.90%
Others	4.40%	(0.30%)	(6.10%)
Effective tax rate	22.50%	(6.00%)	(4.30%)